Organization - IPO (Details)	0 Months Ended
Nov. 19, 2014
IPO, Public | Common Unitholders, Public
Initial public offering and formation transactions
Units issued	2,750,000
Over-allotment option | Common Unitholders, Public
Initial public offering and formation transactions
Units issued	100,000
Sale to affiliate | Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Initial public offering and formation transactions
Units issued	2,066,995